Expense Example	Aug. 31, 2026 USD ($)
Applied Finance Dividend Fund | Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	516
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	2,106
Applied Finance Dividend Fund | Applied Finance Dividend Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,703
Applied Finance Explorer Fund | Applied Finance Explorer Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,907
Applied Finance Explorer Fund | Applied Finance Explorer Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,558
Applied Finance Select Fund | Applied Finance Select Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	1,676
Applied Finance Select Fund | Applied Finance Select Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	$ 1,309